Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
13.	INCOME TAXES
The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs in the PRC. It also has subsidiaries mainly in Hong Kong, Singapore and Japan.
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes in Hong Kong on remittance of dividends.
Singapore
Subsidiaries in Singapore are subject to Singapore corporate income tax rate of 17% for the year ended December 2019, 2020 and 2021.

Japan
Kingsoft Japan is incorporated in Japan with
paid-in
capital in excess of Japanese Yen (“JPY”) 100 million and is subject to a national corporate income tax rate of 23.4% and 23.2% since April 1, 2016 and April 1, 2018. The subsidiary of Kingsoft Japan with paid-in
capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million from April 1, 2018. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.
PRC
The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.
Beijing Security, being qualified as High New Technology Enterprise (“HNTE”), is entitled to the preferential income tax rate of 15% from 2020 to 2022. As qualified HNTEs, Beijing Kingsoft Cheetah Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2019 to 2021; Antutu is entitled to the preferential income tax rate of 15% from 2020 to 2022.
Pursuant to Ministry of Finance and State Administration of Taxation Announcement [2019] No.68, new Software development enterprise are each entitled to a tax holiday of two-year
full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year prior to December 31, 2018. Zhuhai Baoqu Technology Co., Ltd. being qualifying as a new software development enterprise in the first year is entitled to a tax holiday of 50% EIT exemption in 2020.
Without the tax holidays and preferential tax, the Group’s income tax expenses would have increased by RMB84,520 for the year ended December 31, 2019 and decreased by RMB18,671 and RMB44,909 (US$7,047) for the years ended December 31, 2020 and 2021, respectively. The impacts of the tax holidays and preferential tax rates were an increase in the basic earnings per share of RMB0.0617 for the year ended December 31, 2019 and a decrease in the loss per share of RMB0.0133 and RMB0.0314 (US$0.0049),
for the year ended December 31, 2020
,
and 2021, respectively.
Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC
tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.
Income (loss) before income taxes consists of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	(589,752)	(325,686)	(490,025)	(76,897)
Non-PRC	224,065	833,933	150,454	23,609

Total	(365,687)	508,247	(339,571)	(53,288)

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive (loss) income
are as follows:

	Year ended December 31 ,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expenses	1,923	106,718	12,713	1,995
Deferred income tax expenses (benefits)	5,981	(9,628)	920	144

Income tax expenses	7,904	97,090	13,633	2,139

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss) income before income tax	(365,687)	508,247	(339,571)	(53,288)
Income tax expense computed at the PRC statutory tax rate of 25%	(91,423)	127,062	(84,894)	(13,322)
Effect of different tax rates in different jurisdictions	(178,059)	(150,466)	(16,764)	(2,631)
Effect of tax holiday and preferential tax rates	84,520	18,671	44,909	7,047
Research and development super-deduction	(105,443)	(46,153)	(12,660)	(1,987)
Non-taxable income(i)	(15,804)	(44,177)	(25,713)	(4,035)
Non-deductible expenses(ii)	165,580	21,681	8,614	1,352
Effect of change in tax rate	(7,991)	—	(12,327)	(1,934)
Outside basis difference on investment	(30,681)	(17,482)	63	10
Withholding tax and others	(5,470)	97,270	18,524	2,907
Changes in valuation allowance	192,675	90,684	93,881	14,732

Income tax expenses	7,904	97,090	13,633	2,139

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	257,328	316,845	49,720
Equity investment loss	45,958	73,035	11,461
Allowance for credit losses	22,435	28,476	4,469
Intangible assets and accrued expenses	7,952	8,953	1,405
Deferred revenue	2,153	—	—
Share-based compensation	3,223	1,654	260
Fixed assets depreciation	4,414	235	37
Intercompany transfer of long-lived assets	2,921	1,181	185
Others	5,306	9,562	1,500
Valuation allowance	(328,956)	(422,837)	(66,353)

Deferred tax assets	22,734	17,104	2,684
Deferred tax liabilities:
Outside basis difference on investment	57,341	54,893	8,614
Equity method investment and unrealized gains	6,063	6,322	992
Right-of-use asset and others	4,225	69	11

Deferred tax liabilities	67,629	61,284	9,617

	As of December 31,
	2021
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	14,384	2,257
Deferred tax liabilities	58,564	9,190
The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2020, and 2021, the Group’s total deferred tax assets before valuation allowances were RMB351,690 and RMB439,941 (US$69,037) respectively. As of December 31, 2020 and 2021, the Group recorded valuation allowances of RMB328,956 and RMB422,837 (US$66,353), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not
to be realized.
Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB781,772 and
RMB741,272 (US$116,322) on December 31, 2020 and 2021, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB39,089 to RMB78,177 and RMB37,064 (US$5,816) to RMB74,127 (US$11,632) as of December 31, 2020 and 2021, respectively.

As of December 31, 2021, the Group had taxable losses of approximately RMB2,105,820 (US$330,449
)
 primarily deriving from entities in the PRC, Hong Kong and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from 2022 to 2031 and Hong Kong and Singapore taxable loss can be carried forward without an expiration date.
Unrecognized tax benefits
As of December 31, 2020 and 2021, the Group had unrecognized tax benefits of RMB179,492 and RMB177,526 (US$27,858), of which RMB17,445 and RMB26,657 (US$4,183), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB162,047 and RMB150,869 (US$23,675), respectively were presented in the other non-current
liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2020 and 2021 were primarily related to the tax-deduction
of share- based compensation expenses and disposal of long-term investments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2020, and 2021, there were RMB162,047 and RMB150,869 (US$23,675) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2020	2021
	RMB	RMB	US$
Balance at January 1	65,936	179,492	28,166
Additions based on tax positions related to current year	138,583	2,040	320
Reversal based on tax positions related to prior years	(25,027)	(4,006)	(628)

Balance at December 31	179,492	177,526	27,858

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. For the year ended December 31, 2020 and 2021, the Group reversed RMB9,099, and RMB1,449 (US$227) in interest, respectively. The Group did not record any penalties related to unrecognized tax benefits.
As of December 31, 2021, the tax years ended December 31, 2016 through 2021 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2016 through 2021 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2015 through 2021 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.